RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Related Party Transactions 1		$ 6,610
Related Party Transactions 2		0
Related Party Transactions 3		0
Related Party Transactions 4		47,100
Related Party Transactions 5		0
Related Party Transactions 6		0
Related Party Transactions 7		99,146
Related Party Transactions 8		0
Related Party Transactions 9		0
Related Party Transactions 10		1,040,854
Related Party Transactions 11		0
Related Party Transactions 12		0
Related Party Transactions 13		451,994
Related Party Transactions 14		0
Related Party Transactions 15		$ 0
Related Party Transactions 1	$ 295,848
Related Party Transactions 2	63,524
Related Party Transactions 3	38,367
Related Party Transactions 4	351,878
Related Party Transactions 5	271,944
Related Party Transactions 6	388,800
Related Party Transactions 7	94,954
Related Party Transactions 8	$ 48,009